Share Capital (Details)	12 Months Ended
	Dec. 31, 2022 EUR (€) shares	Jun. 30, 2023 € / shares shares	Jun. 30, 2023 $ / shares shares	Feb. 28, 2023 shares
Share Capital [Line Items]
Number of shares authorized		50,085,700	50,085,700
Par value per share (in Euro per share) | (per share)		€ 0.05	$ 5
Issuance of ordinary shares		5,000,000	5,000,000	2,504,285
Pre-stock split	2,500,000
Proceeds of issuances (in Euro) | €	€ 2,500,000
Ordinary shares,outstanding				50,085,700
Ordinary Shares [Member]
Share Capital [Line Items]
Issuance of ordinary shares	50,000,000